Significant and Critical Accounting Policies and Practices (Details Textual)	1 Months Ended
Feb. 28, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0